Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2020
Short-term Borrowings

	Yen in millions
	March 31,
	2019	2020
Loans, principally from banks, with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.11% and of 2.03% per annum, respectively	1,468,430	1,179,230
Commercial paper with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.28% and of 1.50% per annum, respectively	3,876,544	4,106,796

	5,344,973	5,286,026

Long-term Debt
Long-term debt at March 31, 2019 and 2020 comprises the following:

	Yen in millions
	March 31,
	2019	2020
Unsecured loans, representing obligations principally to banks, due 2019 to 2041 in 2019 and due 2020 to 2041 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.78% and of 2.37% per annum, respectively	3,441,336	3,713,541
Secured loans, representing obligations principally to finance receivables securitization due 2019 to 2026 in 2019 and due 2020 to 2034 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.47% and of 1.98% per annum, respectively	1,840,204	1,983,976
Medium-term notes of consolidated subsidiaries, due 2019 to 2048 in 2019 and due 2020 to 2048 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.46% and of 2.05% per annum, respectively	7,372,550	7,442,590
Unsecured notes of parent company, due 2019 to 2037 in 2019 and due 2020 to 2037 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 1.84% and of 1.85% per annum, respectively	511,980	650,905
Unsecured notes of consolidated subsidiaries, due 2019 to 2031 in 2019 and due 2020 to 2031 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.12% and of 1.70% per annum, respectively	1,566,994	1,412,368
Secured notes of consolidated subsidiaries, due 2019 to 2022 in 2019 and due 2020 to 2023 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 7.78% and of 7.52% per annum, respectively	53,120	34,626
Long-term finance lease obligations, due 2019 to 2035 in 2019 and due 2020 to 2049 in 2020 with inter e st ranging from 0.12% to 14.73% per annum in 2019 and from 0.01% to 14.73% per annum in 2020	19,021	28,937

	14,805,205	15,266,943
Less - Current portion due within one year	(4,254,260)	(4,574,045)

	10,550,945	10,692,898

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years
The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2021	4,574,045
2022	3,692,634
2023	3,014,979
2024	1,575,717
2025	1,210,354